Other Receivables (Details Narrative) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
C D E Transfer [Member]
IfrsStatementLineItems [Line Items]
CDE Transfer amount (per month)	R$ 45,019	R$ 47,005